BNY Mellon Core Plus ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 10.1%
Asset-Backed Certificates — 7.6%
AASET MT-1 Ltd., Ser. 2025-3A, Cl. A(b)	5.24	2/16/2050	338,955	334,793
Affirm Master Trust, Ser. 2026-1A, Cl. B(b)	4.57	2/15/2034	1,080,000	1,075,549
Affirm Master Trust, Ser. 2026-1A, Cl. C(b)	4.72	2/15/2034	990,000	985,187
Affirm Master Trust, Ser. 2026-2A, Cl. A(b)	4.67	4/16/2035	100,000	99,969
Aligned Data Centers Issuer LLC, Ser. 2023-2A, Cl. A2(b)	6.50	11/16/2048	120,000	121,017
ALLO Issuer LLC, Ser. 2026-1A, Cl. A2(b)	5.61	6/20/2056	519,934	526,195
Amur Equipment Finance Receivables XV LLC, Ser. 2025-1A, Cl. A2(b)	4.70	9/22/2031	269,135	270,688
Aqua Finance Issuer Trust, Ser. 2026-A, Cl. A(b)	4.76	4/17/2051	308,594	306,388
BHG Owner Loan Trust, Ser. 2026-1CON, Cl. B(b)	5.30	6/17/2036	690,000	688,480
Castlelake Aircraft Structured Trust, Ser. 2026-2A, Cl. A(b)	5.33	4/15/2051	245,547	243,805
Compass Datacenters Issuer III LLC, Ser. 2026-1A, Cl. A21(b)	4.90	2/25/2056	473,054	468,525
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Ser. 2025-4A, Cl. A2(b)	5.52	12/20/2055	1,250,000	1,259,964
DataBank Issuer, Ser. 2026-1A, Cl. A2(b)	5.81	2/25/2056	352,000	351,998
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(b)	5.18	9/27/2055	1,000,000	983,831
DB Master Finance LLC, Ser. 2026-1A, Cl. A2I(b)	5.20	5/20/2056	332,233	333,479
DLLMT LLC, Ser. 2026-1A, Cl. A2(b)	4.03	7/20/2028	875,000	874,544
DLLMT LLC, Ser. 2026-1A, Cl. A3(b)	4.20	12/20/2029	310,000	308,861
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2II(b)	3.15	4/25/2051	301,475	275,712
Foundation Finance Trust, Ser. 2021-1A, Cl. C(b)	2.99	5/15/2041	175,163	170,067
GBX Leasing LLC, Ser. 2026-1A, Cl. A(b)	5.13	2/20/2056	192,410	189,354
GreenSky Home Improvement Issuer Trust, Ser. 2026-REV1, Cl. A(b)	4.93	5/15/2041	222,000	223,058
HPEFS Equipment Trust, Ser. 2024-2A, Cl. D(b)	5.82	4/20/2032	240,000	242,940
Instar Leasing V LLC, Ser. 2026-1A, Cl. A(b)	5.25	4/17/2056	237,000	234,833
Jersey Mike’s Funding LLC, Ser. 2024-1A, Cl. A2(b)	5.64	2/15/2055	543,125	549,455
MAPS Trust, Ser. 2026-1A, Cl. A(b)	5.20	1/15/2051	975,756	957,435
Merit DAC, Ser. 2026-1A, Cl. A(b)	4.85	2/15/2040	540,741	532,771
MetroNet Infrastructure Issuer LLC, Ser. 2025-4A, Cl. A2(b)	5.16	12/20/2055	1,099,000	1,097,287
MetroNet Infrastructure Issuer LLC, Ser. 2026-1A, Cl. A2(b)	5.27	4/20/2056	25,000	25,087
Mtp Abs Funding LLC, Ser. 2026-1A, Cl. A2(b)	5.20	4/25/2056	513,158	511,863
NMEF Funding LLC, Ser. 2026-A, Cl. A3(b)	4.20	2/15/2034	146,000	144,974
Phantom Aviation, Ser. 2026-1A, Cl. A(b)	5.24	1/15/2051	348,883	340,505
PK Alift Loan Funding 8 LP, Ser. 2026-1, Cl. A(b)	4.61	9/15/2043	269,000	263,293
Regional Management Issuance Trust, Ser. 2024-1, Cl. B(b)	6.45	7/15/2036	325,000	330,632
Retained Vantage Data Centers Issuer LLC, Ser. 2024-1A, Cl. A2(b)	4.99	9/15/2049	1,200,000	1,172,884
SoFi Consumer Loan Program Trust, Ser. 2026-1, Cl. B(b)	4.44	12/26/2035	1,000,000	993,485
SoFi Consumer Loan Program Trust, Ser. 2026-1, Cl. C(b)	4.74	12/26/2035	496,000	492,809
Stack Infrastructure Issuer LLC, Ser. 2025-1A, Cl. A2(b)	5.00	5/25/2050	1,000,000	972,291
Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII, Ser. 2026-1A, Cl. A1(b)	5.22	6/20/2056	528,039	528,474
Taco Bell Funding LLC, Ser. 2021-1A, Cl. A23(b)	2.54	8/25/2051	245,625	214,985
Trinity Rail Leasing 2025 LLC, Ser. 2026-1A, Cl. A(b)	5.35	4/19/2056	504,856	502,934
VB-S1 Issuer LLC, Ser. 2026-1A, Cl. C2(b)	4.69	3/15/2056	355,000	346,053
Verizon Master Trust, Ser. 2024-6, Cl. C	4.67	8/20/2030	145,000	144,973
Verizon Master Trust, Ser. 2025-10, Cl. C(b)	4.67	10/20/2033	180,000	177,990
Verizon Master Trust, Ser. 2025-7, Cl. C	4.40	8/20/2031	105,000	104,102
Verizon Master Trust, Ser. 2025-9, Cl. C	4.41	10/21/2030	325,000	324,064

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 10.1% (continued)
Asset-Backed Certificates — 7.6% (continued)
Volvo Financial Equipment LLC, Ser. 2024-1A, Cl. A4(b)	4.29	7/15/2031	45,000	44,967
Wendy’s Funding LLC, Ser. 2025-1A, Cl. A2I(b)	5.42	12/15/2055	997,500	984,676
Zayo Issuer LLC, Ser. 2026-1A, Cl. A2(b)	5.55	4/20/2056	714,920	715,847
				23,043,073
Asset-Backed Certificates/Auto Receivables — 2.5%
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-1A, Cl. A(b)	5.25	4/20/2029	1,000,000	1,011,779
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-3A, Cl. B(b)	4.46	2/20/2030	625,000	616,543
Bridgecrest Lending Auto Securitization Trust, Ser. 2026-1, Cl. C	4.44	11/17/2031	496,000	491,041
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. D	2.61	9/11/2028	175,000	170,224
Carvana Auto Receivables Trust, Ser. 2022-P3, Cl. B	5.04	10/10/2028	250,000	251,184
Carvana Auto Receivables Trust, Ser. 2023-P2, Cl. C(b)	5.84	7/10/2029	188,000	191,860
Exeter Automobile Receivables Trust, Ser. 2026-1A, Cl. C	4.40	5/17/2032	742,000	732,609
Ford Credit Auto Owner Trust, Ser. 2022-1, Cl. C(b)	4.67	11/15/2034	250,000	250,112
Ford Credit Auto Owner Trust, Ser. 2025-2, Cl. B(b)	4.67	2/15/2038	575,000	573,486
GLS Auto Receivables Issuer Trust, Ser. 2025-1A, Cl. B(b)	4.98	7/16/2029	795,000	798,850
LAD Auto Receivables Trust, Ser. 2026-1A, Cl. A3(b)	3.92	4/15/2031	565,000	559,641
Santander Drive Auto Receivables Trust, Ser. 2025-4, Cl. C	4.52	1/15/2032	750,000	747,722
Santander Drive Auto Receivables Trust, Ser. 2026-1, Cl. A3	3.93	7/15/2030	480,000	476,971
Westlake Automobile Receivables Trust, Ser. 2025-3A, Cl. A3(b)	4.22	6/15/2029	525,000	525,156
				7,397,178
Total Asset-Backed Securities (cost $30,678,433)				30,440,251
Collateralized Loan Obligations — 4.6%
Collateralized Loan Obligations Debt — 4.6%
AGL 45 Ltd. CLO, Ser. 2025-45A, Cl. A, (3 Month TSFR +1.20%)(b),(c)	4.86	1/22/2039	1,000,000	1,000,545
Apidos LV CLO, Ser. 2025-55A, Cl. A1, (3 Month TSFR +1.21%)(b),(c)	4.89	1/20/2039	1,500,000	1,500,846
Benefit Street Partners 41 Ltd. CLO, Ser. 2025-41A, Cl. A, (3 Month TSFR +1.30%)(b),(c)	4.97	7/25/2038	250,000	251,148
Benefit Street Partners 47 Ltd. CLO, Ser. 2026-47A, Cl. A, (3 Month TSFR +1.19%)(b),(c)	4.86	4/15/2039	1,125,000	1,125,422
Churchill NCDLC LLC CLO-II, Ser. 2023-2A, Cl. AR, (3 Month TSFR +1.38%)(b),(c)	5.06	1/20/2039	1,500,000	1,493,736
Eldridge MMPC Ltd. CLO, Ser. 2026-1A, Cl. A1R, (3 Month TSFR +1.40%)(b),(c)	5.02	1/15/2037	1,250,000	1,250,826
Fortress Credit Opportunities XXXIII LLC CLO, Ser. 2026-33A, Cl. A1T, (3 Month TSFR +1.43%)(b),(c)	5.15	4/20/2038	1,500,000	1,502,287
HPS Loan Management Ltd., Ser. 2026-27A, Cl. A1, (3 Month TSFR +1.16%)(b),(c)	4.87	4/15/2039	1,294,240	1,294,240
MCF 11 LLC CLO, Ser. 2026-1A, Cl. A1, (3 Month TSFR +1.42%)(b),(c)	5.01	4/20/2038	1,500,000	1,485,677
PFP Ltd., Ser. 2026-14, Cl. A, (1 Month TSFR +1.32%)(b),(c)	4.97	12/18/2043	428,571	429,102
RIN XIII LLC, Ser. 2026-1A, Cl. D, (3 Month TSFR +2.85%)(b),(c)	6.51	4/15/2039	1,000,000	1,002,473
RR 44 Ltd., Ser. 2026-44A, Cl. A1A, (3 Month TSFR +1.17%)(b),(c)	4.84	4/15/2041	1,500,000	1,499,856
Total Collateralized Loan Obligations (cost $13,857,473)				13,836,158
Commercial Mortgage-Backed — 4.4%
Commercial Mortgage Pass-Through Certificates — 4.4%
A&D Mortgage Trust, Ser. 2026-NQM3, Cl. A1(b)	5.08	4/25/2071	846,778	842,759
A&D Mortgage Trust, Ser. 2026-NQM4, Cl. A3(b)	5.93	6/25/2071	316,750	317,739
Aspire Mortgage Trust, Ser. 2026-1, Cl. A1(b)	4.86	1/25/2066	481,582	477,875
Barclays Commercial Mortgage Trust, Ser. 2019-C5, Cl. A4	3.06	11/15/2052	225,000	213,405
BBCMS Mortgage Trust, Ser. 2026-5C40, Cl. A3	5.25	2/15/2059	1,160,000	1,181,252

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Commercial Mortgage-Backed — 4.4% (continued)
Commercial Mortgage Pass-Through Certificates — 4.4% (continued)
BRAVO Residential Funding Trust, Ser. 2025-NQM8, Cl. A1(b)	5.08	6/25/2065	1,210,417	1,206,910
BX Commercial Mortgage Trust, Ser. 2026-CSMO, Cl. A, (1 Month TSFR +1.40%)(b),(c)	5.03	2/15/2043	450,000	451,753
COLT Mortgage Loan Trust, Ser. 2025-8, Cl. A1(b)	5.48	8/25/2070	1,088,854	1,093,835
COLT Mortgage Loan Trust, Ser. 2026-3, Cl. A1(b)	5.12	5/25/2071	100,000	99,788
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2(b)	6.58	6/25/2069	246,316	248,333
Cross Mortgage Trust, Ser. 2026-NQM5, Cl. A1(b)	5.09	3/25/2071	157,794	157,212
EFMT, Ser. 2025-RTL1, Cl. A1(b)	5.22	11/25/2040	1,500,000	1,495,370
New Residential Mortgage Loan Trust, Ser. 2025-NQM2, Cl. A1(b)	5.57	4/25/2065	653,928	657,338
New Residential Mortgage Loan Trust, Ser. 2026-NQM2, Cl. A1(b)	4.74	12/25/2065	558,538	553,035
NYMT Loan Trust, Ser. 2026-INV2, Cl. A1(b)	5.48	4/25/2061	342,122	343,284
NYMT Loan Trust, Ser. 2026-INV3, Cl. A1(b)	5.31	6/27/2061	315,239	315,361
OBX Trust, Ser. 2026-NQM6, Cl. A3(b)	5.42	4/26/2066	414,024	412,612
Santander Mortgage Asset Receivable Trust, Ser. 2026-NQM4, Cl. A1(b)	5.49	5/25/2066	458,427	458,793
Verus Securitization Trust, Ser. 2025-11, Cl. A1(b)	4.91	11/25/2070	1,161,867	1,156,002
Verus Securitization Trust, Ser. 2025-5, Cl. A1(b)	5.43	6/25/2070	788,509	791,534
Verus Securitization Trust, Ser. 2026-2, Cl. A3(b)	5.05	2/25/2071	716,423	708,912
Total Commercial Mortgage-Backed (cost $13,251,603)				13,183,102
Corporate Bonds and Notes — 36.9%
Advertising — .4%
Omnicom Group, Inc., Sr. Unscd. Notes	5.30	6/2/2036	1,093,000	1,062,083
Aerospace & Defense — .2%
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	759,000	751,881
Agriculture — .2%
BAT Capital Corp., Gtd. Notes	7.08	8/2/2053	490,000	553,089
Airlines — 3.1%
Air Canada Pass-Through Trust, Ser. 2015-1, Cl. A(b)	3.60	3/15/2027	1,505,633	1,493,050
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	2,423,403	2,390,734
Avianca Midco 2 PLC, Sr. Scd. Notes(b)	9.50	1/28/2031	679,000	656,933
JetBlue Airways Corp. Pass-Through Trust, Ser. 2019-1, Cl. A	2.95	5/15/2028	3,475,893	3,254,685
United Airlines Pass-Through Trust, Ser. 2016-2, Cl. A	3.10	10/7/2028	1,661,101	1,588,234
				9,383,636
Automobiles & Components — 1.5%
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/8/2029	675,000	685,159
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	1,160,000	1,244,212
Forvia SE, Sr. Unscd. Notes(b),(d)	6.75	9/15/2033	645,000	649,624
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	1,481,000	1,341,711
The Goodyear Tire & Rubber Company, Gtd. Notes(d)	5.00	7/15/2029	757,000	723,402
				4,644,108
Banks — 3.8%
Bank of America Corp., Sub. Notes	5.52	10/25/2035	918,000	925,328
Canadian Imperial Bank of Commerce, Jr. Sub. Notes	6.50	7/28/2086	568,000	567,620
Citizens Financial Group, Inc., Sub. Notes	5.30	1/29/2036	59,000	58,460
HSBC Holdings PLC, Jr. Sub. Notes(e)	7.00	9/24/2035	407,000	415,580
ING Groep NV, Jr. Sub. Bonds(d),(e)	7.00	11/16/2032	520,000	536,825
Morgan Stanley, Sub. Notes	5.95	1/19/2038	2,639,000	2,731,397
Royal Bank of Canada, Jr. Sub. Notes	6.50	5/24/2086	520,000	514,432
Royal Bank of Canada, Jr. Sub. Notes	6.75	8/24/2085	349,000	357,933
The Bank of Nova Scotia, Jr. Sub. Notes, (3 Month TSFR +2.91%)(c),(d),(e)	6.58	7/12/2026	1,904,000	1,893,094

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 36.9% (continued)
Banks — 3.8% (continued)
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	1,177,000	1,287,624
Truist Financial Corp., Sr. Unscd. Notes	5.71	1/24/2035	2,000,000	2,061,738
				11,350,031
Chemicals — .1%
Olin Corp., Sr. Unscd. Notes(b)	6.63	4/1/2033	376,000	373,711
Commercial & Professional Services — 1.0%
Ashtead Capital, Inc., Gtd. Notes(b)	5.95	10/15/2033	532,000	553,404
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b),(d)	8.25	1/15/2030	595,000	614,100
Global Payments, Inc., Sr. Unscd. Notes	3.20	8/15/2029	1,181,000	1,117,974
Herc Holdings, Inc., Gtd. Notes(b),(d)	5.75	3/15/2031	747,000	748,807
				3,034,285
Consumer Discretionary — .7%
Flutter Treasury DAC, Sr. Scd. Bonds(b)	5.88	6/4/2031	716,000	708,253
Las Vegas Sands Corp., Sr. Unscd. Notes	5.63	6/15/2028	1,480,000	1,501,622
				2,209,875
Diversified Financials — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.50	1/31/2056	359,000	366,654
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(b)	5.00	9/15/2030	1,000,000	998,351
Ally Financial, Inc., Jr. Sub. Notes, Ser. D(e)	7.10	8/15/2031	487,000	490,531
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b)	5.20	12/8/2028	775,000	767,079
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b)	5.70	1/23/2031	218,000	214,639
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	1,275,000	1,220,044
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.95	5/15/2031	790,000	780,321
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	875,000	826,226
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	1,536,000	1,510,975
Capital One Financial Corp., Sub. Notes	6.18	1/30/2036	865,000	885,739
Goldman Sachs BDC, Inc., Sr. Unscd. Notes	5.10	1/28/2029	435,000	425,675
Lseg US Fin Corp., Gtd. Notes(b)	5.25	3/23/2036	250,000	249,402
Macquarie Airfinance Holdings Ltd., Sr. Unscd. Notes(b)	5.20	3/27/2028	739,000	742,548
Voya Financial, Inc., Gtd. Notes	5.05	3/2/2036	1,097,000	1,061,791
Voya Financial, Inc., Gtd. Notes(d)	5.70	7/15/2043	655,000	645,943
				11,185,918
Electronic Components — .1%
Jabil, Inc., Sr. Unscd. Notes	4.75	2/1/2033	205,000	200,503
Energy — 5.1%
Azule Energy Finance PLC, Gtd. Bonds(b)	8.63	1/22/2033	250,000	257,342
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes(b)	2.74	12/31/2039	2,000,000	1,697,268
Columbia Pipelines Holding Co. LLC, Sr. Unscd. Notes(b)	5.00	11/17/2032	484,000	481,178
Coterra Energy, Inc., Sr. Unscd. Notes	5.90	2/15/2055	970,000	955,784
CVR Energy, Inc., Gtd. Notes(b)	7.88	2/15/2034	934,000	937,504
Ecopetrol SA, Sr. Unscd. Notes	7.75	2/1/2032	324,000	330,827
Enbridge, Inc., Sub. Notes(d)	7.38	3/15/2055	880,000	931,334
Energean Israel Finance Ltd., Sr. Scd. Notes(b)	5.88	3/30/2031	250,000	239,731
Energy Transfer LP, Jr. Sub. Notes	6.75	2/15/2056	718,000	731,999
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	713,000	735,035
Global Partners LP/GLP Finance Corp., Gtd. Notes(b)	8.25	1/15/2032	2,000,000	2,100,500
HF Sinclair Corp., Sr. Unscd. Notes	5.50	9/1/2032	366,000	369,708
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(b)	7.38	7/15/2032	697,000	720,820
NGPL PipeCo LLC, Sr. Unscd. Notes(b)	7.77	12/15/2037	977,000	1,140,082
Pertamina Hulu Energi PT, Sr. Unscd. Notes(b)	5.25	5/21/2030	300,000	302,209

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 36.9% (continued)
Energy — 5.1% (continued)
Petroleos del Peru SA, Sr. Unscd. Notes(b),(d)	4.75	6/19/2032	700,000	592,113
Phillips 66 Co., Gtd. Notes, Ser. B(d)	6.20	3/15/2056	744,000	748,483
Targa Resources Corp., Gtd. Notes	6.13	3/15/2033	350,000	370,438
Tecpetrol SA, Sr. Unscd. Notes(b)	7.63	1/22/2033	350,000	363,055
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(b)	6.13	12/15/2030	1,110,000	1,140,673
YPF SA, Sr. Unscd. Notes(b)	8.75	9/11/2031	300,000	318,161
				15,464,244
Environmental Control — .1%
GFL Environmental Holdings US, Inc., Gtd. Notes(b)	5.50	2/1/2034	202,000	197,543
Food Products — .7%
Industrial F&B Investments III, Inc., Sr. Scd. Notes(b)	7.75	2/11/2033	708,000	722,697
Post Holdings, Inc., Gtd. Notes(b)	6.38	3/1/2033	525,000	523,975
The J.M. Smucker Company, Sr. Unscd. Notes	4.25	3/15/2035	994,000	927,380
				2,174,052
Health Care — .3%
Encompass Health Corp., Gtd. Notes(b)	5.88	6/1/2034	137,000	137,932
HCA, Inc., Gtd. Notes	4.90	11/15/2035	764,000	739,769
				877,701
Industrial — .2%
DAE Funding LLC, Gtd. Notes(b)	4.95	1/15/2033	769,000	741,570
Information Technology — 1.7%
Fidelity National Information Services, Inc., Sr. Unscd. Notes	4.80	3/10/2031	451,000	447,801
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	392,000	377,191
OAK-Eagle Acquireco, Inc., Sr. Scd. Notes(b)	7.25	7/1/2033	138,000	143,995
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	3,000,000	3,120,382
Salesforce, Inc., Sr. Unscd. Notes	5.20	3/15/2033	971,000	977,125
				5,066,494
Insurance — .7%
Allianz SE, Jr. Sub. Notes(b),(e)	6.50	10/30/2034	400,000	402,172
Athene Holding Ltd., Sr. Unscd. Notes(d)	6.63	5/19/2055	720,000	711,686
Corebridge Financial, Inc., Jr. Sub. Notes	6.38	9/15/2054	553,000	551,985
Liberty Mutual Group, Inc., Gtd. Notes(b)	5.25	5/1/2036	358,000	353,863
				2,019,706
Internet Software & Services — .6%
Meta Platforms, Inc., Sr. Unscd. Notes	5.60	5/15/2053	786,000	728,357
Meta Platforms, Inc., Sr. Unscd. Notes	6.30	5/15/2056	577,000	582,589
Snap, Inc., Gtd. Notes(b)	6.88	3/1/2033	350,000	347,162
				1,658,108
Materials — .1%
Smurfit Westrock Financing DAC, Gtd. Notes(d)	5.42	1/15/2035	360,000	363,613
Media — .3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.85	4/1/2061	1,035,000	602,641
Sirius XM Radio LLC, Gtd. Notes(b),(d)	5.88	4/15/2032	454,000	452,291
				1,054,932
Metals & Mining — .6%
Commercial Metals Co., Sr. Unscd. Notes(b)	5.75	11/15/2033	740,000	741,016
Corp. Nacional del Cobre de Chile, Sr. Unscd. Notes(b)	5.53	1/30/2037	600,000	594,330

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 36.9% (continued)
Metals & Mining — .6% (continued)
Navoi Mining & Metallurgical Combinat, Sr. Unscd. Bonds(b)	6.75	5/14/2030		250,000	259,600
Sibanye-Stillwater UK Financing PLC, Gtd. Notes(b)	6.25	11/15/2031		200,000	200,407
					1,795,353
Real Estate — 2.5%
American Homes 4 Rent LP, Sr. Unscd. Notes	4.90	2/15/2029		737,000	741,284
American Homes 4 Rent LP, Sr. Unscd. Notes	5.25	3/15/2035		556,000	553,863
Boston Properties LP, Sr. Unscd. Notes(d)	5.75	1/15/2035		902,000	912,234
Cousins Properties LP, Gtd. Notes	5.38	2/15/2032		1,084,000	1,101,166
CubeSmart LP, Gtd. Notes	5.13	11/1/2035		1,304,000	1,293,115
Iron Mountain, Inc., Gtd. Notes(b)	4.75	1/15/2034	EUR	320,000	364,156
Kilroy Realty LP, Gtd. Notes	5.88	10/15/2035		722,000	708,258
Store Capital LLC, Sr. Unscd. Notes	4.63	3/15/2029		376,000	372,965
Ventas Realty LP, Gtd. Notes	5.10	7/15/2032		719,000	725,691
Vornado Realty LP, Sr. Unscd. Notes	5.75	2/1/2033		756,000	753,850
					7,526,582
Retailing — .6%
Asbury Automotive Group, Inc., Gtd. Notes(b),(d)	5.00	2/15/2032		774,000	739,358
AutoZone, Inc., Sr. Unscd. Notes	4.75	2/1/2033		372,000	367,845
Lithia Motors, Inc., Gtd. Notes(b)	5.50	10/1/2030		619,000	614,088
					1,721,291
Semiconductors & Semiconductor Equipment — .9%
Foundry JV Holdco LLC, Sr. Scd. Notes(b)	5.88	1/25/2034		896,000	909,064
Intel Corp., Sr. Unscd. Notes(d)	5.60	2/21/2054		990,000	933,957
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	5.00	1/15/2033		914,000	913,700
					2,756,721
Supranational Bank — .1%
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes	4.70	10/22/2031		350,000	322,447
Technology Hardware & Equipment — .5%
Dell International LLC/EMC Corp., Gtd. Notes	8.10	7/15/2036		612,000	734,735
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	5.25	4/1/2033		690,000	695,955
					1,430,690
Telecommunication Services — .8%
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053		1,393,000	921,865
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041		1,275,000	948,011
Verizon Communications, Inc., Jr. Sub. Notes	6.20	5/14/2056		629,000	638,804
					2,508,680
Transportation — .1%
FedEx Freight Holding Co., Inc., Gtd. Notes(b)	5.25	3/15/2036		182,000	177,618
Utilities — 6.2%
American Electric Power Co., Inc., Jr. Sub. Notes	6.95	12/15/2054		1,058,000	1,131,782
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049		695,000	550,040
CenterPoint Energy, Inc., Jr. Sub. Notes	6.70	5/15/2055		915,000	945,913
CMS Energy Corp., Jr. Sub. Notes	3.75	12/1/2050		790,000	728,657
Duke Energy Corp., Jr. Sub. Notes(d)	6.45	9/1/2054		675,000	703,476
Electricite de France SA, Sr. Unscd. Notes(b)	6.90	5/23/2053		508,000	550,951
ENEL Finance International NV, Gtd. Notes(b)	5.50	6/26/2034		550,000	558,792
Entergy Corp., Jr. Sub. Notes	6.10	6/15/2056		1,127,000	1,126,095
Evergy, Inc., Jr. Sub. Notes	6.65	6/1/2055		920,000	940,380
Eversource Energy, Jr. Sub. Notes, Ser. B	6.35	8/15/2056		674,000	676,047
Exelon Corp., Jr. Sub. Notes(d)	6.50	3/15/2055		895,000	927,058

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 36.9% (continued)
Utilities — 6.2% (continued)
Generadora de Gatun SA, Sr. Scd. Notes(b),(d)	6.87	9/30/2044		200,000	205,238
IPALCO Enterprises, Inc., Sr. Scd. Notes	5.75	4/1/2034		1,102,000	1,096,758
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.50	8/15/2055		880,000	912,249
NiSource, Inc., Jr. Sub. Notes	5.75	7/15/2056		933,000	940,556
NRG Energy, Inc., Gtd. Notes(b)	5.88	5/15/2034		515,000	512,019
Pacific Gas and Electric Co., First Mortgage Bonds	5.05	10/15/2032		747,000	742,891
PacifiCorp, Jr. Sub. Notes	7.13	8/15/2056		383,000	385,272
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unscd. Notes(b)	5.45	2/3/2036		200,000	195,086
PG&E Corp., Jr. Sub. Notes	6.85	9/15/2056		723,000	720,940
PG&E Corp., Sr. Scd. Notes	5.25	7/1/2030		725,000	717,762
Puget Energy, Inc., Jr. Sub. Notes(b)	7.25	9/15/2056		577,000	583,894
Sierra Pacific Power Co., Jr. Sub. Notes	6.20	12/15/2055		572,000	566,257
Spire, Inc., Jr. Sub. Bonds(d)	6.45	6/1/2056		360,000	359,598
The Southern Company, Jr. Sub. Notes, Ser. 2025	6.38	3/15/2055		1,072,000	1,098,125
Vistra Operations Co. LLC, Gtd. Notes(b)	5.35	1/31/2036		840,000	822,104
					18,697,940
Total Corporate Bonds and Notes (cost $112,245,943)					111,304,405
Foreign Governmental — 6.4%
Angola, Sr. Unscd. Notes(b)	9.88	3/31/2037		220,000	231,313
Argentine Republic, Sr. Unscd. Bonds(f)	3.50	7/9/2041		325,000	233,350
Brazil, Sr. Unscd. Notes	5.50	4/23/2036	EUR	479,000	565,941
Brazil, Sr. Unscd. Notes	6.25	5/22/2036		498,000	494,016
Brazil, Sr. Unscd. Notes	7.25	1/12/2056		800,000	802,000
Dominican Republic, Sr. Unscd. Notes(b)	5.75	3/17/2034		400,000	393,200
Eagle Funding Luxco Sarl, Sr. Unscd. Notes(b)	5.50	8/17/2030		800,000	805,584
Ecuador, Sr. Unscd. Notes(b)	9.25	1/29/2039		200,000	206,200
Gabon, Sr. Unscd. Notes(b)	7.00	11/24/2031		325,000	283,628
Indonesia, Sr. Unscd. Notes	4.13	1/15/2037	EUR	271,000	303,893
Israel, Sr. Unscd. Notes, Ser. 30Y(d)	5.88	1/13/2056		750,000	727,796
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Notes, Ser. 30Y(b)	4.30	10/1/2054	EUR	2,570,000	2,945,095
Japan (30 Year Issue), Bonds, Ser. 87	2.80	6/20/2055	JPY	715,000,000	3,645,326
Kuwait, Sr. Unscd. Notes(b)	4.65	10/9/2035		825,000	806,988
Mexico, Sr. Unscd. Notes	6.13	2/9/2038		710,000	697,042
Nigeria, Sr. Unscd. Notes(b)	8.63	1/13/2036		336,000	370,886
Republic of Kenya, Sr. Unscd. Notes(b)	8.70	2/26/2039		275,000	270,220
Republic of Poland, Sr. Unscd. Notes, Ser. 30Y	6.13	4/14/2056		481,000	482,085
Romanian, Sr. Unscd. Notes(b)	4.63	3/4/2033	EUR	332,000	377,149
Romanian, Sr. Unscd. Notes(b)	6.00	9/24/2044	EUR	548,000	617,493
Saudi, Sr. Unscd. Notes(b)	5.88	1/12/2056		700,000	679,409
Ukraine, Sr. Unscd. Bonds(b),(f)	4.00	2/1/2032		375,000	307,601
United Kingdom Gilt, Bonds	4.38	7/31/2054	GBP	2,730,000	3,074,456
Total Foreign Governmental (cost $19,465,625)					19,320,671
Municipal Securities — 3.2%
Detroit, GO, Ser. B-1	4.00	4/1/2044		4,944,996	4,012,993

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Municipal Securities — 3.2% (continued)
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A-1	3.49	6/1/2036	4,000,000	3,410,711
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Corp.) Ser. B	4.95	8/1/2048	2,500,000	2,199,008
Total Municipal Securities (cost $10,544,365)				9,622,712

U.S. Government Agencies Mortgage-Backed — 25.0%
Federal Home Loan Mortgage Corp.:
2.00%, 12/1/2051(g)	12,897,494	10,490,070
2.50%, 4/1/2052-8/1/2052(g)	8,934,720	7,581,166
3.50%, 12/1/2048(g)	2,063,914	1,900,453
5.00%, 6/1/2053(g)	5,765,485	5,749,735
5.50%, 7/1/2040-6/1/2055(g)	7,484,416	7,621,987
6.00%, 9/1/2055(g)	1,827,326	1,879,550
Federal National Mortgage Association:
2.00%, 4/1/2051(g)	4,077,739	3,294,031
2.50%, 3/1/2052(g)	5,394,261	4,602,877
3.00%, 1/1/2050-12/1/2051(g)	7,486,911	6,645,144
3.50%, 6/15/2056(g),(h)	500,000	454,545
4.00%, 6/15/2056(g),(h)	900,000	842,758
4.50%, 8/1/2053(g)	2,253,492	2,182,877
4.50%, 6/15/2056(g),(h)	1,400,000	1,344,190
5.00%, 6/15/2041(g),(h)	3,000,000	3,016,485
5.50%, 8/1/2053-4/1/2056(g)	4,679,289	4,722,667
5.50%, 6/15/2056(g),(h)	6,600,000	6,630,160
6.00%, 6/1/2054(g)	1,702,562	1,759,213
Government National Mortgage Association II:
3.50%, 8/20/2055	2,208,043	1,991,343
4.00%, 2/20/2055-3/20/2055	2,878,947	2,681,233
Total U.S. Government Agencies Mortgage-Backed (cost $76,368,940)		75,390,484

	Coupon Rate (%)	Maturity Date
U.S. Treasury Securities — 11.6%
U.S. Treasury Bonds	4.63	11/15/2045	1,166,000	1,114,441
U.S. Treasury Bonds(d)	4.63	2/15/2046	147,000	140,419
U.S. Treasury Bonds(d)	4.63	11/15/2055	3,700,000	3,493,609
U.S. Treasury Bonds	4.75	2/15/2056	276,000	266,081
U.S. Treasury Inflation Indexed Bonds(i)	2.38	2/15/2055	3,765,000	3,670,311
U.S. Treasury Notes	3.75	5/15/2028	5,450,000	5,424,134
U.S. Treasury Notes(d)	3.88	4/30/2031	15,846,000	15,664,019
U.S. Treasury Notes	4.25	2/15/2028	2,480,000	2,490,414
U.S. Treasury Notes	4.38	11/30/2030	2,550,000	2,575,600
Total U.S. Treasury Securities (cost $35,035,779)				34,839,028

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .5%
Registered Investment Companies — .5%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(j) (cost $1,603,061)	3.59	1,603,061	1,603,061
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(j) (cost $601,560)	3.59	601,560	601,560
Total Investments (cost $313,652,782)		102.9%	310,141,432
Liabilities, Less Cash and Receivables		(2.9%)	(8,663,181)
Net Assets		100.0%	301,478,251

CLO—Collateralized Loan Obligation
EUR—Euro
GBP—British Pound
GO—Government Obligation
JPY—Japanese Yen
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, these securities amounted to $92,028,188 or 30.5% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Security, or portion thereof, on loan. At May 31, 2026, the value of the fund’s securities on loan was $31,195,594 and the value of the collateral was
$32,014,436, consisting of cash collateral of $601,560 and U.S. Government & Agency securities valued at $31,412,876.  In addition, the value of collateral may include pending sales that are also on loan.

(e)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(f)	Step coupon bond. Security begins as a zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(g)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(h)	Purchased on a forward commitment basis.
(i)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(j)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments
Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (.9%)
Federal National Mortgage Association:
2.50%, 6/15/2056(a),(b)	(2,150,000)	(1,799,367)
3.00%, 6/15/2056(a),(b)	(600,000)	(524,126)
5.50%, 6/15/2041(a),(b)	(500,000)	(508,867)
Total Sale Commitments (Proceeds $2,844,376)		(2,832,360)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	130	9/30/2026	26,817,990	26,853,125	35,135
5 Year U.S. Treasury Note	329	9/30/2026	35,151,412	35,272,399	120,987
Australian 10-Year Bond	328	6/15/2026	25,445,652(a)	25,703,337	257,685
Euro-Bund	33	6/8/2026	4,826,854(a)	4,868,745	41,891
Ultra U.S. Treasury Bond	110	9/21/2026	12,441,076	12,584,688	143,612
Futures Short
10 Year U.S. Treasury Note	31	9/21/2026	3,378,256	3,404,672	(26,416)
Euro-Buxl 30 Year Bond	21	6/8/2026	2,653,401(a)	2,696,830	(43,429)
Euro-OAT	43	6/8/2026	5,987,395(a)	6,059,743	(72,348)
Japanese 10 Year Bond	13	6/15/2026	10,597,392(a)	10,520,642	76,750
Long Gilt	34	9/28/2026	3,980,191(a)	4,063,187	(82,996)
Ultra 10 Year U.S. Treasury Note	123	9/21/2026	13,644,239	13,785,609	(141,370)
Gross Unrealized Appreciation					676,060
Gross Unrealized Depreciation					(366,559)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	11,769	Swedish Krona	109,000	6/9/2026	(42)
United States Dollar	3,914,702	Japanese Yen	612,106,000	6/9/2026	68,521
United States Dollar	4,693,340	Euro	3,982,000	6/9/2026	46,919
HSBC Securities (USA), Inc.
United States Dollar	273,414	Euro	232,000	6/9/2026	2,703
United States Dollar	3,155,749	British Pound	2,318,000	6/9/2026	34,166
Morgan Stanley & Co. LLC
Euro	191,000	United States Dollar	224,104	6/9/2026	(1,234)
United States Dollar	375,571	Euro	318,000	6/9/2026	4,510
Gross Unrealized Appreciation					156,819
Gross Unrealized Depreciation					(1,276)

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
EUR - 12 Month Fixed at 3.08%	EUR - 6 Month EURIBOR at 2.56%	4/13/2036	5,831,992	80,527	—	80,527
SEK - 3 Month STIBOR at 3.02%	SEK - 12 Month Fixed at 3.02%	4/13/2036	5,480,283	(88,291)	—	(88,291)

Centrally Cleared Interest Rate Swaps (continued)
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
GBP Maturity Fixed at 3.29%	GBP - UKRPI at Maturity	4/15/2056	2,457,714	7,958	—	7,958
Gross Unrealized Appreciation						88,485
Gross Unrealized Depreciation						(88,291)

EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
SEK—Swedish Krona
STIBOR—Stockholm Interbank Offered Rate
UKRPI—UK RPI All Items NSA
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Core Plus ETF
May 31, 2026 (Unaudited)
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	30,440,251	—	30,440,251
Collateralized Loan Obligations	—	13,836,158	—	13,836,158
Commercial Mortgage-Backed	—	13,183,102	—	13,183,102
Corporate Bonds and Notes	—	111,304,405	—	111,304,405
Foreign Governmental	—	19,320,671	—	19,320,671
Municipal Securities	—	9,622,712	—	9,622,712
U.S. Government Agencies Mortgage-Backed	—	75,390,484	—	75,390,484
U.S. Treasury Securities	—	34,839,028	—	34,839,028
Investment Companies	2,204,621	—	—	2,204,621
	2,204,621	307,936,811	—	310,141,432
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	156,819	—	156,819
Futures††	676,060	—	—	676,060
Swap Agreements††	—	88,485	—	88,485
	676,060	245,304	—	921,364
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(2,832,360)	—	(2,832,360)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(1,276)	—	(1,276)
Futures††	(366,559)	—	—	(366,559)
Swap Agreements††	—	(88,291)	—	(88,291)
	(366,559)	(2,921,927)	—	(3,288,486)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust II’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy. Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
TBA Securities: During the period ended May 31, 2026, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at May 31, 2026 are set forth in the fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at May 31, 2026 are set forth in the Schedule of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
At May 31, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $3,034,096, consisting of $2,073,276 gross unrealized appreciation and $5,107,372 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.